Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Long-Term Investments [Abstract]
Beginning balance	¥ 11,905		¥ 8,326
Capital contribution by the Company	3,000		3,000
Gain attributable to nonconsolidated entity	2,571	$ 359	270
Ending balance	17,476	$ 2,440	11,596
Balance as of June 30, 2025 (US$) (in Dollars)	¥ 17,476		¥ 11,596